Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	$ 242,764	$ 252,138
Restricted cash (note 7 and 9c)	73,700	4,704
Accounts receivable, including non-trade of $5,382 (December 31, 2014 - $6,825)	117,085	103,665
Vessel held for sale (note 13)	5,000
Net investments in direct financing leases - current (note 3b)	5,501	4,987
Prepaid expenses	34,503	30,211
Due from affiliates (note 6c)	37,856	44,225
Advances to joint venture (note 14)		5,225
Other current assets	14,644	4,626
Total current assets	531,053	449,781
Restricted cash - long-term (note 7)		42,056
Vessels and equipment
At cost, less accumulated depreciation of $1,272,587 (December 31, 2014 - $1,202,663)	3,274,888	3,010,689
Advances on newbuilding contracts and conversion costs (notes 9b, 9c, 9d, 9f, 9g, 12a and 12b)	252,040	172,776
Net investments in direct financing leases (note 3b)	14,599	17,471
Investment in equity accounted joint ventures (note 14)	74,162	54,955
Derivative instruments (note 7)	5,240	4,660
Deferred tax asset	5,095	5,959
Other assets	75,224	51,362
Intangible assets - net	5,400	6,410
Goodwill	129,145	129,145
Total assets	4,366,846	3,945,264
Current
Accounts payable	12,902	15,064
Accrued liabilities (notes 7 and 11)	120,438	68,013
Deferred revenues	25,901	25,669
Due to affiliates (note 6c)	143,742	108,941
Current portion of derivative instruments (note 7)	106,588	85,318
Current portion of long-term debt (note 5)	466,952	258,014
Current portion of in-process revenue contracts	12,779	12,744
Total current liabilities	889,302	573,763
Long-term debt (note 5)	2,195,010	2,178,009
Derivative instruments (note 7)	236,208	257,754
In-process revenue contracts	69,450	75,805
Other long-term liabilities	60,033	44,238
Total liabilities	$ 3,450,003	$ 3,129,569
Commitments and contingencies (notes 5, 7, and 9)
Redeemable non-controlling interest (note 9a)	$ 10,481	$ 12,842
Equity
General Partner	20,457	21,038
Partners' equity	848,735	755,003
Non-controlling interests	57,627	47,850
Total equity	906,362	802,853
Total liabilities and equity	4,366,846	3,945,264
Common Stock Class Undefined [Member]
Equity
Limited partners	560,593	589,165
Preferred Units [Member]
Equity
Limited partners	$ 267,685	$ 144,800